CONVERTIBLE PROMISSORY NOTE	12 Months Ended
Dec. 31, 2020
CONVERTIBLE PROMISSORY NOTE
NOTE 5 - CONVERTIBLE PROMISSORY NOTE

5. CONVERTIBLE PROMISSORY NOTE

On October 27, 2020, the Company and EMA Financial, LLC, (“EMA”) entered into a Securities Purchase Agreement, whereby the Company issued a note to EMA (the “EMA Note”) in the original principal amount of $35,000. The EMA Note contains an original issue discount of $2,000 which will be reflected as a debt discount and amortized over the nine months Note term. The EMA Note is convertible into shares of the common stock of the Company at a price equal to 55% of the lowest trading price of the Company’s common stock for the twenty (20) consecutive trading days immediately preceding to the conversion date. The EMA Note bears interest at 10% per annum and is due on July 27, 2021.

As of December 31, 2020 and 2019, accrued interest amounted to $584 and $0, respectively.

For the year ended December 31, 2020 and 2019, the amortization of discount was $444 and $0, respectively.